Federated International Equity Fund II
(A Portfolio of Federated Insurance Series)

     Supplement to Prospectus dated April 20, 1999 and Combined Prospectus dated April 20, 1999 (Revised June 1, 1999)

     1. As of October 1999, Drew J. Collins no longer co-manages FEDERATED INTERNATIONAL EQUITY FUND II (the "Fund"). Please remove reference to him under the section "Who Manages the Fund(s)?" in your prospectuses and replace with the following:

           "ALEXANDRE DE BETHMANN

     Alexandre de Bethmann has been the Fund's portfolio manager since October 1999. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann received his M.B.A. in Finance from Duke University."

     Henry A. Frantzen will remain as a co-portfolio manager of the Fund.

     2.  Effective  immediately,  please  add the  following  person as a Senior
Investment Analyst within the section "Who Manages the Fund(s)?" in your prospectuses:

     "JOHN QUARTAROLO

     John Quartarolo is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Quartarolo joined Federated in December 1998. He was an Industry Analyst and later became an Assistant Vice President/Industry Analyst, Global Securities Research with Merrill Lynch & Co., Inc. from January 1996 through November 1998. From July 1993 to January 1996, Mr. Quartarolo was a ratings analyst for Standard & Poors. Mr. Quartarolo is a Chartered Financial Analyst. He earned his B.B.A. from Hofstra University."

                                                               November 30, 1999

Cusip 313916603
G01305-21 (11/99)

Federated Utility Fund II
(A Portfolio of Federated Insurance Series)

Supplement to Prospectus dated April 20, 1999, Combined Prospectus dated April
     20, 1999,  and Combined  Prospectus  dated April 20, 1999  (Revised June 1,
1999)

     As of October 1999, Drew J. Collins no longer co-manages FEDERATED UTILITY FUND II (the "Fund"). Please remove reference to him under the section "Who Manages the Fund(s)?" in your prospectuses.

     Steven J. Lehman, Linda A. Duessel, and Richard J. Lazarchic will remain as co-portfolio managers of the Fund.

                                                               November 30, 1999

Cusip 313916108
G01305-20 (11/99)